Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Property, Plant and Equipment
The movements in 2022 and 2021 were as follows:

	Land	Freehold buildings	Leasehold buildings	Fixtures, fittings and equipment	Computer equipment	Total
	£m	£m	£m	£m	£m	£m
Cost
1 January 2021	34.3	39.6	1,052.5	189.3	381.7	1,697.4
Additions	14.3	8.9	134.5	31.5	74.0	263.2
New acquisitions	—	—	1.5	1.3	1.2	4.0
Disposals	(0.1)	(0.6)	(108.3)	(60.0)	(56.4)	(225.4)
Exchange adjustments	(5.3)	13.5	(5.2)	(12.6)	(8.7)	(18.3)
31 December 2021	43.2	61.4	1,075.0	149.5	391.8	1,720.9
Additions	13.8	0.1	75.8	32.1	86.6	208.4
New acquisitions	—	—	0.5	0.2	0.6	1.3
Disposals	(0.1)	(8.3)	(62.1)	(40.0)	(72.1)	(182.6)
Exchange adjustments	(16.9)	39.3	89.7	23.0	39.8	174.9
31 December 2022	40.0	92.5	1,178.9	164.8	446.7	1,922.9
Depreciation and impairment
1 January 2021	—	2.3	510.4	106.9	286.9	906.5
Charge for the year	—	1.0	66.5	27.6	56.1	151.2
Impairment charges included within restructuring costs	—	—	7.1	1.8	0.9	9.8
Disposals	—	—	(108.2)	(55.9)	(55.1)	(219.2)
Exchange adjustments	—	(0.6)	(6.2)	(8.5)	(8.5)	(23.8)
31 December 2021	—	2.7	469.6	71.9	280.3	824.5
Charge for the year	—	0.7	74.0	26.5	65.7	166.9
Impairment charges included within restructuring costs	—	—	9.1	0.6	0.1	9.8
Disposals	—	(1.7)	(63.5)	(36.7)	(71.1)	(173.0)
Exchange adjustments	—	0.3	43.2	17.5	33.0	94.0
31 December 2022	—	2.0	532.4	79.8	308.0	922.2
Net book value
31 December 2022	40.0	90.5	646.5	85.0	138.7	1,000.7
31 December 2021	43.2	58.7	605.4	77.6	111.5	896.4
1 January 2021	34.3	37.3	542.1	82.4	94.8	790.9